Quarterly Holdings Report
for

Fidelity® Disruptive Finance Fund

August 31, 2021

DSF-QTLY-1021
1.9897383.101

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 1.1%
Internet & Direct Marketing Retail - 1.1%
MercadoLibre, Inc. (a)	557	$1,040,170
FINANCIALS - 63.3%
Banks - 13.0%
Bancorp, Inc., Delaware (a)(b)	38,395	946,821
DBS Group Holdings Ltd.	146,538	3,266,573
DNB Bank ASA	150,879	3,186,173
Signature Bank	20,196	5,237,429
		12,636,996
Capital Markets - 21.0%
Apollo Global Management LLC Class A (b)	39,520	2,362,506
Avanza Bank Holding AB	25,256	970,501
BlackRock, Inc. Class A	5,013	4,728,713
Brookfield Asset Management, Inc. Class A	51,900	2,883,045
Cboe Global Markets, Inc.	10,590	1,335,929
Coinbase Global, Inc. (a)	3,353	868,427
MSCI, Inc.	2,876	1,825,052
Tradeweb Markets, Inc. Class A	16,681	1,451,414
Virtu Financial, Inc. Class A	163,193	3,994,965
		20,420,552
Consumer Finance - 10.8%
Ally Financial, Inc.	49,178	2,601,516
Capital One Financial Corp.	34,257	5,685,634
First Cash Financial Services, Inc.	25,163	2,156,217
		10,443,367
Insurance - 14.6%
Arch Capital Group Ltd. (a)	124,433	5,114,196
Arthur J. Gallagher & Co.	19,578	2,811,792
BRP Group, Inc. (a)	135,702	5,109,180
Hiscox Ltd. (a)	87,317	1,102,999
		14,138,167
Thrifts & Mortgage Finance - 3.9%
Meta Financial Group, Inc.	19,980	982,816
NMI Holdings, Inc. (a)	80,486	1,816,569
Pennymac Financial Services, Inc.	14,310	952,331
		3,751,716

TOTAL FINANCIALS		61,390,798

INDUSTRIALS - 4.6%
Professional Services - 4.6%
Equifax, Inc. (b)	10,856	2,955,655
Verisk Analytics, Inc.	7,299	1,472,646
		4,428,301
INFORMATION TECHNOLOGY - 27.4%
IT Services - 24.8%
Adyen BV (a)(c)	905	2,922,029
Afterpay Ltd. (a)	9,746	959,584
Fidelity National Information Services, Inc.	17,242	2,203,010
Global Payments, Inc.	12,527	2,037,391
MasterCard, Inc. Class A	14,425	4,994,368
MoneyGram International, Inc. (a)	69,606	625,758
Nuvei Corp. (c)	13,032	1,689,155
PayPal Holdings, Inc. (a)	7,850	2,265,981
Square, Inc. (a)	3,904	1,046,545
Visa, Inc. Class A	23,341	5,347,423
		24,091,244
Software - 2.6%
Black Knight, Inc. (a)	33,077	2,502,937

TOTAL INFORMATION TECHNOLOGY		26,594,181

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	6,052	1,248,951
American Homes 4 Rent Class A	29,033	1,217,644
		2,466,595
TOTAL COMMON STOCKS
(Cost $73,382,494)		95,920,045

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.06% (d)	1,502,006	1,502,306
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	1,692,081	1,692,250
TOTAL MONEY MARKET FUNDS
(Cost $3,194,556)		3,194,556
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $76,577,050)		99,114,601
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(2,192,186)
NET ASSETS - 100%		$96,922,415

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,611,184 or 4.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$787,091	$7,480,360	$6,765,145	$136	$--	$--	$1,502,306	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,060,400	6,067,236	7,435,386	407	--	--	1,692,250	0.0%
Total	$3,847,491	$13,547,596	$14,200,531	$543	$--	$--	$3,194,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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